Operations and principal activities - Consolidated financial statements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operations and Reorganization
Total revenues	$ 165,422	¥ 1,151,637	¥ 617,226	¥ 259,305
Net (loss)/income	25,383	176,724	55,083	17,202
Net cash (used in)/generated from operating activities	55,131	383,822	198,985	90,877
Net cash (used in)/generated from investing activities	(191,762)	(1,335,013)	(569,372)	7,032
Net cash provided by financing activities	182,193	1,268,396	485,414	324,671
Net increase in cash, cash equivalents and restricted cash	$ 48,522	337,802	122,524	422,466
VIEs and VIEs Subsidiaries
Operations and Reorganization
Total revenues		1,151,637	617,226	259,305
Net (loss)/income		(291)	(2,372)	10,446
Net cash (used in)/generated from operating activities		161,084	122,783	91,448
Net cash (used in)/generated from investing activities		(115,497)	(6,637)	5,923
Net cash provided by financing activities		(6,283)
Net increase in cash, cash equivalents and restricted cash		39,304	116,146	¥ 97,371
VIEs and VIEs Subsidiaries
Operations and Reorganization
Registered Capital		¥ 4,547	¥ 3,547